Expense Example, No Redemption (Vanguard Ohio Long-Term Tax-Exempt Fund Retail)	Vanguard Ohio Long-Term Tax-Exempt Fund Vanguard Ohio Long-Term Tax-Exempt Fund - Investor Shares 12/1/2013 - 11/30/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	16
3 YEAR	52
5 YEAR	90
10 YEAR	205